Business Combinations - Estimates Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Prepaid expenses assumed as part of Business Combination		$ 219
Goodwill	$ 58,767	43,308		$ 3,133	$ 0
Sinclair Interplanetary [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		132
Accounts receivable		1,024
Intangible assets, net		10,250
Other current liabilities		(2,494)
Other assets and liabilities, net		533
Identifiable net assets acquired		9,445
Goodwill		2,895
Total purchase price		12,340
Advanced Solutions Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	2,245	2,245
Accounts receivable	1,920	1,920
Intangible assets, net	15,900	15,900
Employee benefits payable	(1,310)	(1,310)
Other assets and liabilities, net	21	21
Identifiable net assets acquired	18,776	18,776
Goodwill	16,659	16,659
Total purchase price	35,435	35,435
Planetary Systems Corporation [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	3,655	3,655
Accounts receivable	2,543	2,543
Inventories	7,088	7,088
Intangible assets, net	33,000	33,000
Contract liabilities	(5,352)	(5,352)	[1]
Employee benefits payable	(1,212)	(1,212)
Other current liabilities	(1,683)	(1,683)
Non-current deferred tax liabilities	(6,762)	(6,762)
Other assets and liabilities, net	1,040	1,040
Identifiable net assets acquired	32,317	32,317
Goodwill	23,451	23,451
Total purchase price	55,768	$ 55,768
SolAero Holdings, Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	7,815
Accounts receivable	12,322
Inventories	19,614
Prepaid expenses assumed as part of Business Combination	2,475
Property and equipment	29,822
Intangible assets, net	32,900
Right-of-use assets - operating leases	1,128
Right-of-use assets - finance leases	16,174
Restricted cash	3,293
Trade payables	(10,432)
Accrued expenses	(9,154)
Contract liabilities	(26,714)
Non-current operating lease liabilities	(1,128)
Non-current finance lease liabilities	(15,874)
Other assets and liabilities, net	(1,033)
Identifiable net assets acquired	61,208
Goodwill	15,488
Total purchase price	$ 76,696

[1]	Contract liabilities was recorded under ASC 606 in accordance with ASU No. 2021-08; therefore a reduction in contract liabilities related to the estimated fair values of the acquired contract liabilities was not required.